INVESTMENTS - Derivatives Offsetting Financial Liabilities (Detail) - USD ($) $ in Millions	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Offsetting Liabilities [Line Items]
Gross Amounts Recognized			$ 3,751
Gross Amounts Offset in the Balance Sheets			3,670
Net Amounts Presented in the Balance Sheets			81
Securities sold under agreement to repurchase
Net Amounts Presented in the Balance Sheets	$ 1,900	$ 1,887	3,593
Other accrued liabilities, current	9	5	7
Securities sold under agreements to repurchase
Offsetting Liabilities [Line Items]
Gross Amounts Recognized			3,586
Net Amounts Presented in the Balance Sheets			3,586
Securities sold under agreement to repurchase
Gross Amounts Recognized	1,891	1,882
Gross Amounts Offset in the Balance Sheets	0	0
Net Amounts Presented in the Balance Sheets	1,891	1,882
Equity contracts
Offsetting Liabilities [Line Items]
Gross Amounts Recognized	1,821	1,660	1,292
Gross Amounts Offset in the Balance Sheets	1,821	1,660	1,292
Net Amounts Presented in the Balance Sheets	0	0
Interest rate contracts
Offsetting Liabilities [Line Items]
Gross Amounts Recognized	653	193	1,443
Gross Amounts Offset in the Balance Sheets	653	193	1,443
Net Amounts Presented in the Balance Sheets	0	0
Credit contracts
Offsetting Liabilities [Line Items]
Gross Amounts Recognized	3	3	15
Gross Amounts Offset in the Balance Sheets	3	3	15
Net Amounts Presented in the Balance Sheets	0	0
Currency
Offsetting Liabilities [Line Items]
Gross Amounts Recognized	9	10	6
Gross Amounts Offset in the Balance Sheets	9	10	6
Net Amounts Presented in the Balance Sheets	0	0
Collateral
Offsetting Liabilities [Line Items]
Gross Amounts Recognized	0	2,123	6
Gross Amounts Offset in the Balance Sheets	0	2,123	6
Net Amounts Presented in the Balance Sheets	0	0
Collateral
Offsetting Liabilities [Line Items]
Gross Amounts Recognized	2,189	4	908
Gross Amounts Offset in the Balance Sheets	2,189	4	908
Net Amounts Presented in the Balance Sheets	0	0
Total Derivatives, subject to an ISDA Master Agreement
Offsetting Liabilities [Line Items]
Gross Amounts Recognized	4,675	3,993	3,670
Gross Amounts Offset in the Balance Sheets	4,675	3,993	3,670
Net Amounts Presented in the Balance Sheets	0	0
Other Non Financial Liabilities
Offsetting Liabilities [Line Items]
Gross Amounts Recognized		4,053	3,639
Net Amounts Presented in the Balance Sheets		4,053	3,639
Other liabilities
Offsetting Liabilities [Line Items]
Gross Amounts Recognized	8,160	8,046	7,390
Gross Amounts Offset in the Balance Sheets	4,675	3,993	3,670
Net Amounts Presented in the Balance Sheets	3,485	4,053	3,720
Derivatives not subject to Isda master agreements
Offsetting Liabilities [Line Items]
Gross Amounts Recognized			81
Net Amounts Presented in the Balance Sheets			$ 81
Other financial liabilities
Offsetting Liabilities [Line Items]
Gross Amounts Recognized	3,485	4,053
Gross Amounts Offset in the Balance Sheets	0	0
Net Amounts Presented in the Balance Sheets	$ 3,485	$ 4,053